NET LOSS PER SHARE (Tables)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of calculation of basic and diluted net loss per share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

March 31,
2021
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$1,729
Income and Franchise Tax	(1,729)
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00

Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(10,405,903)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(10,405,903)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	3,280,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(3.17)

Note: As of March 31, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s stockholders.

(1) The weighted average non-redeemable common stock for the three months ended March 31, 2021 includes the effect of 405,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 9, 2020.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period From
June 10, 2020
(inception) Through
December 31, 2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$2,152
Income and Franchise Tax	(2,152)
Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00
Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(3,586,390)
Redeemable Net Earnings	—
Non-Redeemable Net Loss	$(3,589,390)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted(1)	3,100,220
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(1.16)

Note:As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s stockholders.

(1)

The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 405,000 Private Placement Units, which were issued in conjunction with the initial public offering on September 9, 2020.

Q S I Operations Inc
Schedule of calculation of basic and diluted net loss per share

	Three months ended March 31,
	2021	2020
Numerator
Net Loss	$(11,779)	$(10,314)
Numerator for Basic and Dilutive Net Loss per Share - Loss attributable to Common Stockholders	$(11,779)	$(10,314)
Denominator
Common Stock	6,932,353	6,696,563
Denominator for Basic and Dilutive Net Loss per Share - Weighted-average Common Stock	6,932,353	6,696,563
Basic and dilutive net loss per share	$(1.70)	$(1.54)

	2020	2019
Numerator:
Net Loss	$(36,613)	$(35,792)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(36,613)	$(35,792)
Denominator:
Common Stock	6,715,314	6,453,890
Denominator for Basic and Dilutive EPS – Weighted-average common stock	6,715,314	6,453,890
Basic and dilutive loss per share	$(5.45)	$(5.55)

Schedule of anti-dilutive common equivalent shares

	Three months ended March 31,
	2021	2020
Outstanding options to purchase common stock	15,409,108	9,635,470
Outstanding convertible preferred stock (Series A through E)	90,789,268	86,125,089
	106,198,376	95,760,559

	2020	2019
Outstanding options to purchase common stock	9,240,930	9,893,757
Outstanding convertible preferred stock (Series A through E)	90,789,268	84,201,570
Total anti-dilutive common equivalent shares	100,030,198	94,095,327